Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Note 11—Goodwill and Other Intangible Assets

        Goodwill.    The following table sets forth the goodwill activity (in thousands):

	Year Ended December 31, 2017	Year Ended December 31, 2016
Beginning balance	$26,747	$—
Additions from the Acquisition	—	26,747
Additions from internalization of management team(1)	25,000	—
Purchase price allocation adjustment(2)	4,879	—

Ending balance	$56,626	$26,747

(1)	Goodwill additions from the internalization of our management team was allocated $12.5 million each to our two reporting segments.
(2)	See Note 2—Basis of Presentation and Significant Accounting Policies for details.

        Other Intangible Assets.    The following table sets forth the other intangible assets activity (in thousands):

	December 31, 2017			December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
Finite-lived intangible assets:
Broker relationships	$25,000	$(4,558)	$20,442	$25,000	$(1,432)	$23,568
Borrower relationships	14,400	(2,100)	12,300	14,400	(660)	13,740
Below market leases	4,010	(1,075)	2,935	4,010	(337)	3,673
Acquired technology	900	(437)	463	900	(138)	762
Infinite-lived intangible assets:
Fannie Mae DUS license	17,100	—	17,100	17,100	—	17,100
Freddie Mac Program Plus license	8,700	—	8,700	8,700	—	8,700
FHA license	3,200	—	3,200	3,200	—	3,200

	$73,310	$(8,170)	$65,140	$73,310	$(2,567)	$70,743

        The amortization expense recorded for these intangible assets were $5.6 million and $2.6 million during the years ended December 31, 2017 and 2016, respectively.

        At December 31, 2017, the weighted average remaining lives of our amortizable finite-lived intangible assets and the estimated amortization expense for each of the succeeding five years are as follows ($ in thousands):

		Estimated Amortization Expense for the Years Ending December 31,
	Wtd. Avg. Remaining Life (in years)
		2018	2019	2020	2021	2022
Finite-lived intangible assets:
Broker relationships	6.5	$3,125	$3,125	$3,125	$3,125	$3,125
Borrower relationships	8.5	1,440	1,440	1,440	1,440	1,440
Below market leases	5.4	737	737	684	126	126
Acquired technology	1.5	300	163	—	—	—

	7.1	$5,602	$5,465	$5,249	$4,691	$4,691